Initial Public Offering	9 Months Ended	12 Months Ended
	Sep. 25, 2022	Dec. 31, 2021
AEA-Bridges Impact Corp
Initial Public Offering
NOTE 3 — INITIAL PUBLIC OFFERING
On October 5, 2020, pursuant to the Initial Public Offering, the Company sold 40,000,000 Units at a purchase price of $10.00 per Unit. Each Unit consists of one Class A ordinary
share and
one-half
of one redeemable warrant (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one Class A ordinary
share at an exercise price of $11.50 per whole share (see Note 8).

NOTE 3 — INITIAL PUBLIC OFFERING
On October 5, 2020, pursuant to the Initial Public Offering, the Company sold 40,000,000 Units at a purchase price of $10.00 per Unit. Each Unit consists of one Class A ordinary share and one-half
of one redeemable warrant (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one Class A ordinary share at an exercise price of $11.50 per whole share (see Note 8).